6. PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Details
Deposits for inventory purchases and prepaid expense to vendors	$ 252,751	$ 437,137
Security Deposit	20,420	8,420
Prepaid business insurance	$ 13,075	$ 7,396